Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 03, 2023 $ / shares	May 31, 2025 USD ($) $ / DozenProduced $ / shares	Jun. 01, 2024 USD ($) $ / DozenProduced $ / shares	Jun. 03, 2023 USD ($) $ / DozenProduced $ / shares	May 28, 2022 USD ($) $ / DozenProduced $ / shares	May 29, 2021 USD ($) $ / DozenProduced $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance is described under “Compensation Discussion & Analysis” beginning on page 24.
On September 30, 2022, Adolphus B. Baker stepped down as the Company’s CEO and continues to serve as the Company’s Board Chair and as an executive officer of the Company. On September 30, 2022, Sherman L. Miller was named the CEO. The following table sets forth information concerning the compensation of our CEOs and other NEOs for each of the fiscal years 2025, 2024, 2023, 2022 and 2021 and our financial performance for each such fiscal year:
							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for CEO - Adolphus B. Baker ($)	Summary Compensation Table Total for CEO - Sherman L. Miller ($)(2)	Compensation Actually Paid to CEO - Adolphus B. Baker ($)(2)(3)	Compensation Actually Paid to CEO - Sherman L. Miller ($)(2)(3)	Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid to NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)	Net Income per Dozen Produced (5)
2025	--	1,692,760	--	1,962,411	1,169,254	1,412,888	264.77	118.82	1,218,232,000	$1.072
2024	--	1,107,975	--	1,223,640	834,401	950,022	158.30	128.16	276,232,000	$0.271
2023	985,228	1,149,427	958,998	1,126,150	781,668	767,626	117.77	140.40	756,732,000	$0.715
2022	1,292,812	--	1,594,506	--	634,433	739,489	108.43	133.27	132,441,000	$0.130
2021	1,174,401	--	948,658	--	556,382	493,914	78.41	124.39	2,060,000	$0.002
(1)	The CEO and NEOs included in the above compensation columns reflect the following:
Year	CEO	NEOs
2025	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2024	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2023	Adolphus B. Baker, Sherman L. Miller	Max P. Bowman, Michael T. Walters, Charles J. Hardin, Rob L. Holladay, Jr.
2022	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.
2021	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.
(2)
Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price. For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2025 - $95.93; for 2024 - $61.67; 2023 - $47.56; for 2022 - $48.16; for 2021 - $34.91.

(3)
2025 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	1,692,760	1,169,254
Less, Value of Stock & Option Awards Reported in SCT	(179,361)	(120,940)
Less, Change in Pension Value in SCT	(35,113)	(50,874)
Plus, Pension Service Cost and impact of Pension Plan Amendments	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	156,462	105,499
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	196,652	129,126
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	120,122	167,782
Total Adjustments	269,651	243,634
"Compensation Actually Paid" in Fiscal Year 2025	1,962,411	1,412,888
	CEO ($)	Average of NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	1,107,975	834,401
Less, Value of Stock & Option Awards Reported in SCT	(158,470)	(107,610)
Less, Change in Pension Value in SCT	(36,436)	(48,477)
Plus, Pension Service Cost and impact of Pension Plan Amendments	37,973	49,360
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	177,980	120,858
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	75,362	74,543
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	19,257	26,947
Total Adjustments	115,665	115,621
"Compensation Actually Paid" in Fiscal Year 2024	1,223,640	950,022
	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value in SCT	--	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	--	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,644)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
"Compensation Actually Paid" in Fiscal Year 2023	958,998	1,126,150	767,626
	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335
Total Adjustments	301,694	105,056
"Compensation Actually Paid" in Fiscal Year 2022	1,594,506	739,489

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	1,174,401	556,382
Less, Value of Stock & Option Awards Reported in SCT	(296,134)	(88,878)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	274,218	82,300
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(141,102)	(42,308)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(62,725)	(13,582)
Total Adjustments	(225,743)	(62,468)
"Compensation Actually Paid" in Fiscal Year 2021	948,658	493,914
(4)
Company and Peer Group Total Shareholder Return (“TSR”) reflects the Company's peer group (S&P Comp 1500 Food Products Industry Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year 5. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 1, 2020.

(5)	Net income per dozen produced is a non-GAAP financial measure which is calculated as net income divided by the dozens produced.

Company Selected Measure Name			Net income per dozen produced
Named Executive Officers, Footnote
(1)	The CEO and NEOs included in the above compensation columns reflect the following:
Year	CEO	NEOs
2025	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2024	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2023	Adolphus B. Baker, Sherman L. Miller	Max P. Bowman, Michael T. Walters, Charles J. Hardin, Rob L. Holladay, Jr.
2022	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.
2021	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.

Peer Group Issuers, Footnote
(4)
Company and Peer Group Total Shareholder Return (“TSR”) reflects the Company's peer group (S&P Comp 1500 Food Products Industry Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year 5. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 1, 2020.

Adjustment To PEO Compensation, Footnote
(3)
2025 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	1,692,760	1,169,254
Less, Value of Stock & Option Awards Reported in SCT	(179,361)	(120,940)
Less, Change in Pension Value in SCT	(35,113)	(50,874)
Plus, Pension Service Cost and impact of Pension Plan Amendments	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	156,462	105,499
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	196,652	129,126
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	120,122	167,782
Total Adjustments	269,651	243,634
"Compensation Actually Paid" in Fiscal Year 2025	1,962,411	1,412,888
	CEO ($)	Average of NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	1,107,975	834,401
Less, Value of Stock & Option Awards Reported in SCT	(158,470)	(107,610)
Less, Change in Pension Value in SCT	(36,436)	(48,477)
Plus, Pension Service Cost and impact of Pension Plan Amendments	37,973	49,360
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	177,980	120,858
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	75,362	74,543
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	19,257	26,947
Total Adjustments	115,665	115,621
"Compensation Actually Paid" in Fiscal Year 2024	1,223,640	950,022
	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value in SCT	--	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	--	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,644)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
"Compensation Actually Paid" in Fiscal Year 2023	958,998	1,126,150	767,626
	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335
Total Adjustments	301,694	105,056
"Compensation Actually Paid" in Fiscal Year 2022	1,594,506	739,489

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	1,174,401	556,382
Less, Value of Stock & Option Awards Reported in SCT	(296,134)	(88,878)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	274,218	82,300
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(141,102)	(42,308)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(62,725)	(13,582)
Total Adjustments	(225,743)	(62,468)
"Compensation Actually Paid" in Fiscal Year 2021	948,658	493,914

Non-PEO NEO Average Total Compensation Amount			$ 1,169,254	$ 834,401	$ 781,668	$ 634,433	$ 556,382
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,412,888	950,022	767,626	739,489	493,914
Adjustment to Non-PEO NEO Compensation Footnote
(3)
2025 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	1,692,760	1,169,254
Less, Value of Stock & Option Awards Reported in SCT	(179,361)	(120,940)
Less, Change in Pension Value in SCT	(35,113)	(50,874)
Plus, Pension Service Cost and impact of Pension Plan Amendments	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	156,462	105,499
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	196,652	129,126
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	120,122	167,782
Total Adjustments	269,651	243,634
"Compensation Actually Paid" in Fiscal Year 2025	1,962,411	1,412,888
	CEO ($)	Average of NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	1,107,975	834,401
Less, Value of Stock & Option Awards Reported in SCT	(158,470)	(107,610)
Less, Change in Pension Value in SCT	(36,436)	(48,477)
Plus, Pension Service Cost and impact of Pension Plan Amendments	37,973	49,360
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	177,980	120,858
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	75,362	74,543
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	19,257	26,947
Total Adjustments	115,665	115,621
"Compensation Actually Paid" in Fiscal Year 2024	1,223,640	950,022
	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value in SCT	--	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	--	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,644)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
"Compensation Actually Paid" in Fiscal Year 2023	958,998	1,126,150	767,626
	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335
Total Adjustments	301,694	105,056
"Compensation Actually Paid" in Fiscal Year 2022	1,594,506	739,489

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	1,174,401	556,382
Less, Value of Stock & Option Awards Reported in SCT	(296,134)	(88,878)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	274,218	82,300
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(141,102)	(42,308)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(62,725)	(13,582)
Total Adjustments	(225,743)	(62,468)
"Compensation Actually Paid" in Fiscal Year 2021	948,658	493,914

Compensation Actually Paid vs. Total Shareholder Return
Pay versus Performance Descriptive Disclosure
As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Because of the cyclical nature of the egg industry, net income does not weigh as highly as other measures year to year. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.
We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 24. Specifically,
•
Our cumulative TSR during the past five years has increased each year. Likewise, the CEO and other-NEO “compensation actually paid” has only increased when our TSR increased. For 2024 and 2025, our cumulative TSR has exceeded our peer group’s cumulative TSR, whereas for 2021, 2022 and 2023, our cumulative TSR was below our peer group’s cumulative TSR.

Compensation Actually Paid vs. Net Income
Pay versus Performance Descriptive Disclosure
As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Because of the cyclical nature of the egg industry, net income does not weigh as highly as other measures year to year. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.
We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 24. Specifically,
•
For the years reflected in the table, excluding 2024, our CEO and other-NEO “compensation actually paid” only increased when our Net Income and Net Income Per Dozen Produced increased, demonstrating a strong correlation between pay and performance. However, Net Income and Net Income Per Dozen Produced was lower in 2024 compared to 2023, which was a record year for us, while “compensation actually paid” for both the CEO and other-NEOs increased. Our operating results are directly tied to egg prices, which are highly volatile and subject to wide fluctuations, and are outside of our control, and therefore profitability is not always the best indicator of executive performance.

Compensation Actually Paid vs. Company Selected Measure
Pay versus Performance Descriptive Disclosure
As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Because of the cyclical nature of the egg industry, net income does not weigh as highly as other measures year to year. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.
We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 24. Specifically,
•
The increases in CEO and other-NEO “compensation actually paid” generally correlates with the increase in TSR. The higher values for 2025 were due in large part to our higher stock price values. Additionally, “compensation actually paid” reflects the increased bonuses in 2025 and 2023 due to the company’s performance results, including record Net Income and Net Income Per Dozen Produced.

•
Moreover, our Net Income and Net Income Per Dozen Produced decreased in 2024 after an increase in each of the prior three years. We note that our CEO and other-NEO “compensation actually paid” appears higher in 2024 than in 2023. The higher values for 2024 were due in part to our higher stock price values during 2024. In addition, 2024 represented Mr. Miller’s first full fiscal year as CEO, and for the other-NEOs, the average value of compensation actually paid is also higher as a result of Mr. Baker’s inclusion in the group for the first time.

Total Shareholder Return Vs Peer Group
Pay versus Performance Descriptive Disclosure
As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Because of the cyclical nature of the egg industry, net income does not weigh as highly as other measures year to year. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.
We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 24. Specifically,
•
Our cumulative TSR during the past five years has increased each year. Likewise, the CEO and other-NEO “compensation actually paid” has only increased when our TSR increased. For 2024 and 2025, our cumulative TSR has exceeded our peer group’s cumulative TSR, whereas for 2021, 2022 and 2023, our cumulative TSR was below our peer group’s cumulative TSR.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial and non-financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:
Net income per dozen produced	Dozens Sold and Produced
Food quality and safety	Production Cost per Dozen

Total Shareholder Return Amount			$ 264.77	158.3	117.77	108.43	78.41
Peer Group Total Shareholder Return Amount			$ 118.82	$ 128.16	$ 140.4	$ 133.27	$ 124.39
Company Selected Measure Amount | $ / DozenProduced			1.072	0.271	0.715	0.13	0.002
PEO Name	Adolphus B. Baker	Sherman L. Miller	Sherman L. Miller	Sherman L. Miller		Adolphus B. Baker	Adolphus B. Baker
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 1,218,232,000	$ 276,232,000	$ 756,732,000	$ 132,441,000	$ 2,060,000
Share Price | $ / shares		$ 47.56	$ 95.93	$ 61.67	$ 47.56	$ 48.16	$ 34.91
Measure:: 1
Pay vs Performance Disclosure
Name			Net income per dozen produced
Non-GAAP Measure Description
(5)	Net income per dozen produced is a non-GAAP financial measure which is calculated as net income divided by the dozens produced.

Measure:: 2
Pay vs Performance Disclosure
Name			Food quality and safety
Measure:: 3
Pay vs Performance Disclosure
Name			Dozens Sold and Produced
Measure:: 4
Pay vs Performance Disclosure
Name			Production Cost per Dozen
Adolphus B. Baker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 985,228	$ 1,292,812	$ 1,174,401
PEO Actually Paid Compensation Amount			0	0	958,998	1,594,506	948,658
Sherman L. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,692,760	1,107,975	1,149,427	0	0
PEO Actually Paid Compensation Amount			1,962,411	1,223,640	1,126,150	0	0
PEO | Adolphus B. Baker [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(26,230)	301,694	(225,743)
PEO | Adolphus B. Baker [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Adolphus B. Baker [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Adolphus B. Baker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(102,682)	(305,719)	(296,134)
PEO | Adolphus B. Baker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					90,269	357,973	274,218
PEO | Adolphus B. Baker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(9,173)	206,634	(141,102)
PEO | Adolphus B. Baker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,644)	42,806	(62,725)
PEO | Sherman L. Miller [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			269,651	115,665	(23,277)
PEO | Sherman L. Miller [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,113)	(36,436)	(10,889)
PEO | Sherman L. Miller [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,889	37,973	10,889
PEO | Sherman L. Miller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(179,361)	(158,470)	(154,401)
PEO | Sherman L. Miller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			156,462	177,980	135,736
PEO | Sherman L. Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			196,652	75,362	(3,064)
PEO | Sherman L. Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			120,122	19,257	(1,548)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			243,634	115,621	(14,042)	105,056	(62,468)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,874)	(48,477)	(13,040)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,040	49,360	13,040
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(120,940)	(107,610)	(87,574)	(92,018)	(88,878)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			105,499	120,858	76,988	107,746	82,300
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			129,126	74,543	(2,449)	61,993	(42,308)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 167,782	$ 26,947	$ (1,006)	$ 27,335	$ (13,582)